1(212) 318-6275

rachaelschwartz@paulhastings.com

May 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The GAMCO Mathers Fund (the “Fund”)
File Nos. 002-23727 and 811-01311

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 81 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2014 (Accession # 0001193125-14-172220).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
Paul Hastings LLP

cc:	Bruce N. Alpert – Gabelli Funds, LLC
Agnes Mullady – Gabelli Funds, LLC
Andrea R. Mango – Gabelli Funds, LLC
Arlene Lonergan
Helen Robichaud